CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 827	$ 540
Financial assets	432	424
Accounts receivable and other	1,960	1,171
Inventory	242	141
Assets classified as held for sale	2,380	0
Current assets	5,841	2,276
Property, plant and equipment	23,013	12,814
Intangible assets	14,386	11,635
Investments in associates and joint ventures	4,967	4,591
Investment properties	416	190
Goodwill	6,553	3,859
Financial assets	763	921
Other assets	257	219
Deferred income tax asset	112	75
Total assets	56,308	36,580
Liabilities
Accounts payable and other	2,410	1,308
Non-recourse borrowings	1,381	985
Financial liabilities	329	124
Liabilities directly associated with assets classified as held for sale	1,319	0
Current liabilities	5,439	2,417
Corporate borrowings	2,475	1,993
Non-recourse borrowings	17,163	12,128
Financial liabilities	1,844	1,156
Other liabilities	2,570	777
Deferred income tax liability	4,620	3,421
Preferred shares	20	20
Total liabilities	34,131	21,912
Partnership capital
Limited partners	5,048	4,513
General partner	24	22
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	2,039	1,823
Exchange LP Units	18	71
Interest of others in operating subsidiaries	14,113	7,303
Preferred unitholders	935	936
Total partnership capital	22,177	14,668
Total liabilities and partnership capital	$ 56,308	$ 36,580